Segment Report	12 Months Ended
Jun. 30, 2018
Disclosure of entity's operating segments [Abstract]
Segment Report
SEGMENT REPORT

ACCOUNTING POLICY
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM). The chief operating decision-maker has been identified as the CEO's office.

The group has one main economic product, being gold. In order to determine operating and reportable segments, management reviewed various factors, including geographical location as well as managerial structure. It was determined that an operating segment consists of a shaft or a group of shafts or open pit mine managed by a single general manager and management team.
Effective 1 July 2017, Harmony integrated Tshepong and Phakisa into a single operation, Tshepong operations. This was to take advantage of their close proximity, which allows existing infrastructure to be optimised. These two separate segments now form one segment. The results for all periods presented have been re-presented for this change.
After applying the qualitative and quantitative thresholds from IFRS 8, the reportable segments were determined as: Tshepong operations, Bambanani, Joel, Doornkop, Target 1, Kusasalethu, Masimong and Unisel. All other operating segments have been grouped together under all other surface operations.
The CODM has been identified as the CEO's office consisting of the chief executive officer, financial director, director corporate affairs, chief operating officer: new business, chief executive officer: South-east Asia and chief operating officer: South Africa. When assessing profitability, the CODM considers the revenue and production costs of each segment. The net of these amounts is the production profit or loss. Therefore, production profit has been disclosed in the segment report as the measure of profit or loss. The CODM also considers capital expenditure when assessing the overall economic sustainability of each segment. The CODM, however, does not consider depreciation or impairment and therefore these amounts have not been disclosed in the segment report.
Segment assets consist of mining assets and mining assets under construction included under property, plant and equipment which can be attributed to the segment. Current and non-current group assets that are not allocated at a segment level form part of the reconciliation to total assets.
A reconciliation of the segment totals to the group financial statements has been included in note 39.
SEGMENT REPORT continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Mining assets 30 June			Capital expenditure# 30 June			Ounces produced* 30 June			Tons milled* 30 June
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	US$ million			US$ million			US$ million			US$ million			US$ million			oz			t'000

South Africa
Underground
Tshepong Operations (a)	419	372	341	296	270	222	123	102	119	585	645	571	78	52	43	302 026	283 827	289 968	1 893	1 869	1 956
Moab Khotsong	130	—	—	74	—	—	56	—	—	268	—	—	13	—	—	105 969	—	—	360	—	—
Bambanani	126	116	112	70	64	56	56	52	56	48	57	55	5	6	7	90 698	88 415	96 870	257	254	256
Joel	74	96	84	72	69	57	2	27	27	72	69	49	19	18	15	52 566	72 211	73 239	501	567	597
Doornkop	152	114	102	110	91	72	42	23	30	197	227	203	21	18	14	110 245	85 939	87 772	767	706	695
Target 1	127	111	126	103	99	86	24	12	40	91	154	192	24	24	22	91 758	85 809	108 895	749	822	814
Kusasalethu	193	189	143	158	153	125	35	36	18	156	217	256	22	21	25	142 395	141 270	124 198	738	670	736
Masimong	117	107	91	90	82	72	27	25	19	4	33	33	10	9	8	84 332	81 599	78 190	714	706	716
Unisel	57	67	64	60	62	52	(3)	5	12	3	40	37	7	6	4	41 152	51 280	54 785	415	436	467
Surface
All other surface operations	157	134	110	116	102	88	41	32	22	40	37	30	12	19	5	114 778	102 175	95 553	15 595	12 179	12 112
Total South Africa	1 552	1 306	1 173	1 149	992	830	403	314	343	1 464	1 479	1 426	211	173	143	1 135 919	992 525	1 009 470	21 989	18 209	18 349
International
Hidden Valley(b)	32	110	91	18	97	84	14	13	7	281	175	44	122	98	8	92 015	95 327	72 565	2 757	3 186	1 906
Total international	32	110	91	18	97	84	14	13	7	281	175	44	122	98	8	92 015	95 327	72 565	2 757	3 186	1 906
Total operations	1 584	1 416	1 264	1 167	1 089	914	417	327	350	1 745	1 654	1 470	333	271	151	1 227 934	1 087 852	1 082 035	24 746	21 395	20 255
Reconciliation of the segment information to the consolidated income statement and balance sheet (refer to note 39)	—	—	—	—	—	—	—	—	—	1 117	1 312	1 045
	1 584	1 416	1 264	1 167	1 089	914	417	327	350	2 862	2 966	2 515	333	271	151	1 227 934	1 087 852	1 082 035	24 746	21 395	20 255

#	Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu of US$22.4 million (2017: US$14.5 million).

(a)
Tshepong and Phakisa were two separate segments for the 2017 financial year. As of 1 July 2017, they have been integrated into Tshepong Operations and have been treated as one segment for the 2018 financial year. June 2017 and 2016 amounts have been re-presented as a result of the integration.

(b)	Capital expenditure for 2018 comprises of expenditure of US$203.0 million net of capitalised revenue of US$81.4 million. No revenue was capitalised in 2017.

*	Production statistics are unaudited.
RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENTS AND BALANCE SHEETS

	US dollar
Figures in million	2018	2017	2016

Reconciliation of production profit to consolidated profit/(loss) before taxation

Total segment revenue	1 584	1 416	1 264
Total segment production costs	(1 167)	(1 089)	(914)

Production profit	417	327	350
Cost of sales items other than production costs	(633)	(359)	(174)

Amortisation and depreciation of mining assets	(192)	(179)	(144)
Amortisation and depreciation of assets other than mining assets	(8)	(6)	(5)
Rehabilitation credit (net)	(5)	(2)	3
Care and maintenance cost of restructured shafts	(10)	(8)	(8)
Employment termination and restructuring costs	(16)	(5)	(1)
Share-based payments	(19)	(29)	(23)
(Impairment) of assets/reversal of impairment	(386)	(131)	3
Other	3	1	1

Gross profit/(loss)	(216)	(32)	176
Corporate, administration and other expenditure	(63)	(38)	(28)
Exploration expenditure	(11)	(18)	(13)
Gain on derivatives	8	75	30
Other operating expenses	(53)	(68)	(54)

Operating profit/(loss)	(335)	(81)	111
Gain on bargain purchase	—	60	—
Loss on liquidation of subsidiaries	—	(1)	—
Share on profit/(loss) from associate	3	(1)	—
Acquisition-related costs	(8)	—	—
Investment income	27	20	17
Finance costs	(26)	(17)	(19)

Profit/(loss) before taxation	(339)	(20)	109

Reconciliation of total segment assets to consolidated assets includes the following:

Non-current assets

Property, plant and equipment	500	638	563
Intangible assets	37	46	59
Restricted cash	6	5	4
Restricted investments	237	203	170
Other non-current assets	1	—	—
Investments in associates	6	4	—
Inventories	3	3	3
Other non-current receivables	18	14	12
Derivative financial asset	6	24	—

Current assets

Inventories	127	86	79
Restricted cash	3	1	1
Trade and other receivables	83	76	44
Derivative financial assets	39	117	25
Cash and cash equivalents	51	95	85

	1 117	1 312	1 045